                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02611

                            Van Kampen Exchange Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Partner

       In this report, you'll learn about how your investment in Van Kampen Exchange Fund performed during the semiannual period. This report includes the fund's financial statements and a list of fund investments as of June 30, 2008.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND UNITS MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/08

                                since 12/16/76
----------------------------------------------
AVERAGE ANNUAL                    W/O SALES
TOTAL RETURNS                      CHARGES

Since Inception                     12.18%

10-year                              6.74

5-year                              12.52

1-year                               6.67

6-month                             -1.32
----------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a partner would pay on fund distributions or the redemption of fund units. Figures shown above assume reinvestment of all dividends and capital gains. Periods of less than one year are not annualized The Standard & Poor's 500(R) Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Managing General Partners and by a majority of the independent Managing General Partners voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Managing General Partners, and the independent Managing General Partners voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Managing General Partners considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Managing General Partners considered the investment advisory agreement over a period of several months and the Managing General Partners held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Managing General Partners considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Managing General Partners considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Managing General Partners considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry. The Board of Managing General Partners also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Managing General Partners evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Managing General Partners reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Managing General Partners discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Managing General Partners reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Managing General Partners, including the independent Managing General Partners, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Managing General Partners considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The Managing General Partners discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The Managing General Partners also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Managing General Partners reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The Managing General Partners discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Managing General Partners and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report. The Managing General Partners discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The Managing General Partners review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the Managing General Partners review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The Managing General Partners discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Managing General Partners considers the size of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the Managing General Partners discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Managing General Partners considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The Managing General Partners review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS  97.0%
AEROSPACE & DEFENSE  0.8%
Honeywell International, Inc. ..............................       12,528   $   629,908
                                                                            -----------

COAL & CONSUMABLE FUELS  1.5%
Massey Energy Corp. ........................................       12,831     1,202,906
                                                                            -----------

COMMODITY CHEMICALS  0.0%
Tronox, Inc., Class B.......................................        2,197         6,635
                                                                            -----------

COMPUTER HARDWARE  2.2%
IBM Corp. ..................................................       15,016     1,779,846
                                                                            -----------

CONSTRUCTION & ENGINEERING  2.9%
Fluor Corp. ................................................       12,831     2,387,593
                                                                            -----------

DIVERSIFIED BANKS  1.1%
HSBC Holdings PLC--ADR (United Kingdom).....................       11,434       876,988
                                                                            -----------

FOREST PRODUCTS  0.3%
Louisiana-Pacific Corp. ....................................       25,970       220,485
                                                                            -----------

HEALTH CARE DISTRIBUTORS  0.1%
Cardinal Health, Inc. ......................................        1,867        96,300
                                                                            -----------

HEALTH CARE EQUIPMENT  0.9%
Baxter International, Inc. .................................       10,000       639,400
Edwards Lifesciences Corp. (a)..............................        1,000        62,040
                                                                            -----------
                                                                                701,440
                                                                            -----------
HEALTH CARE SERVICES  0.7%
Medco Health Solutions, Inc. (a)............................       12,150       573,480
                                                                            -----------

INDUSTRIAL GASES  9.2%
Air Products & Chemicals, Inc. .............................       75,539     7,467,786
                                                                            -----------

INDUSTRIAL MACHINERY  2.2%
SPX Corp. ..................................................       13,648     1,797,851
                                                                            -----------

INTEGRATED OIL & GAS  21.8%
BP PLC--ADR (United Kingdom)................................       33,876     2,356,753
Exxon Mobil Corp. ..........................................       82,523     7,272,752
Hess Corp. .................................................       63,600     8,025,684
                                                                            -----------
                                                                             17,655,189
                                                                            -----------
MULTI-LINE INSURANCE  1.4%
American International Group, Inc. .........................       41,688     1,103,065
                                                                            -----------

See Notes to Financial Statements                                              5

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
---------------------------------------------------------------------------------------
OFFICE SERVICES & SUPPLIES  1.2%
IKON Office Solutions, Inc. ................................       86,993   $   981,281
                                                                            -----------

OIL & GAS DRILLING  0.4%
Transocean, Inc. (Cayman Islands) (a).......................        2,177       331,753
                                                                            -----------

OIL & GAS EQUIPMENT & SERVICES  11.0%
Baker Hughes, Inc. .........................................       25,634     2,238,873
Halliburton Co. ............................................       60,640     3,218,165
Schlumberger Ltd. (Netherlands Antilles)....................       32,160     3,454,949
                                                                            -----------
                                                                              8,911,987
                                                                            -----------
OIL & GAS EXPLORATION & PRODUCTION  4.5%
Apache Corp. ...............................................       26,346     3,662,094
                                                                            -----------

PACKAGED FOODS & MEATS  4.2%
McCormick & Co., Inc. ......................................       96,518     3,441,832
                                                                            -----------

PHARMACEUTICALS  18.8%
Johnson & Johnson...........................................       78,636     5,059,440
Merck & Co., Inc. ..........................................       50,376     1,898,672
Pfizer, Inc. ...............................................      176,611     3,085,394
Schering-Plough Corp. ......................................      125,158     2,464,361
Wyeth.......................................................       56,000     2,685,760
                                                                            -----------
                                                                             15,193,627
                                                                            -----------
RESTAURANTS  0.1%
Luby's Cafeterias, Inc. (a).................................       13,367        81,539
                                                                            -----------

SEMICONDUCTORS  5.8%
Intel Corp. ................................................      216,837     4,657,659
                                                                            -----------

SPECIALIZED REIT'S  1.4%
Plum Creek Timber Co., Inc. ................................       25,602     1,093,461
                                                                            -----------

SPECIALTY CHEMICALS  4.5%
International Flavors & Fragrances, Inc. ...................       49,712     1,941,751
Lubrizol Corp. .............................................       37,620     1,742,934
                                                                            -----------
                                                                              3,684,685
                                                                            -----------

TOTAL LONG-TERM INVESTMENTS  97.0%
  (Cost $5,830,532)......................................................    78,539,390
                                                                            -----------

 6                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

DESCRIPTION                                                                    VALUE
---------------------------------------------------------------------------------------
5yREPURCHASE AGREEMENTS  3.0%
Banc of America Securities ($743,563 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08 at $743,615).............   $   743,563
Citigroup Global Markets, Inc. ($743,563 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08 at $743,615).............       743,563
JPMorgan Chase & Co. ($223,069 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated
  06/30/08, to be sold on 07/01/08 at $223,085)..........................       223,069
State Street Bank & Trust Co. ($734,805 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.85%, dated 06/30/08, to be sold on 07/01/08 at $734,842).............       734,805
                                                                            -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $2,445,000)......................................................     2,445,000
                                                                            -----------

TOTAL INVESTMENTS  100.0%
  (Cost $8,275,532)......................................................    80,984,390

OTHER ASSETS IN EXCESS OF LIABILITIES  0.0%..............................        12,588
                                                                            -----------

NET ASSETS  100.0%.......................................................   $80,996,978
                                                                            ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

ADR--American Depositary Receipt

REIT--Real Estate Investment Trust

See Notes to Financial Statements                                              7

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $8,275,532).........................    $80,984,390
Cash........................................................            122
Receivables:
  Dividends.................................................         90,556
  Interest..................................................            157
                                                                -----------
    Total Assets............................................     81,075,225
                                                                -----------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................         20,105
  Other Affiliates..........................................          6,909
Managing General Partners' Retirement Plan..................          7,031
Accrued Expenses............................................         44,202
                                                                -----------
    Total Liabilities.......................................         78,247
                                                                -----------
NET ASSETS..................................................    $80,996,978
                                                                ===========
NET ASSETS ARE COMPRISED OF:
161,094 units of limited partnership interest...............    $79,234,397
3,389 units of non-managing general partnership interest....      1,666,880
195 units of managing general partnership interest..........         95,701
                                                                -----------
NET ASSETS..................................................    $80,996,978
                                                                ===========
NET ASSET VALUE PER UNIT ($80,996,978 divided by 164,678
  units of partnership interest outstanding)................    $    491.85
                                                                ===========

 8                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends...................................................  $   734,385
Interest....................................................       33,849
                                                              -----------
    Total Income............................................      768,234
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      116,975
Professional Fees...........................................       23,564
Reports to Partners.........................................       10,442
Accounting and Administrative Expenses......................        9,800
Transfer Agent Fees.........................................        7,735
Custody.....................................................        5,656
Managing General Partners' Fees and Related Expenses........        3,423
Other.......................................................        8,543
                                                              -----------
    Total Expenses..........................................      186,138
    Less Credits Earned on Cash Balances....................          826
                                                              -----------
    Net Expenses............................................      185,312
                                                              -----------
NET INVESTMENT INCOME.......................................  $   582,922
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss on Investments............................  $  (103,867)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   74,357,690
  End of the Period.........................................   72,708,858
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,648,832)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,752,699)
                                                              ===========
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(1,169,777)
                                                              ===========

See Notes to Financial Statements                                              9

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2008      DECEMBER 31, 2007
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $   582,922          $ 1,250,394
Net Realized Gain/Loss................................       (103,867)           2,349,703
Net Unrealized Appreciation/Depreciation During the
  Period..............................................     (1,648,832)          11,486,671
                                                          -----------          -----------
Change in Net Assets from Operations..................     (1,169,777)          15,086,768
                                                          -----------          -----------

Distributions from Net Investment Income..............       (412,923)            (220,420)
Distributions from Net Realized Gain..................       (402,778)            (467,849)
                                                          -----------          -----------
Total Distributions...................................       (815,701)            (688,269)
                                                          -----------          -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...     (1,985,478)          14,398,499
                                                          -----------          -----------

FROM PARTNERSHIP UNIT TRANSACTIONS:
Proceeds from Units Issued Through Dividend
  Reinvestment........................................        137,976              163,903
Cost of Units Repurchased.............................       (632,914)          (4,344,021)
                                                          -----------          -----------
NET CHANGE IN NET ASSETS FROM PARTNERSHIP UNIT
  TRANSACTIONS........................................       (494,938)          (4,180,118)
                                                          -----------          -----------
TOTAL INCREASE/DECREASE IN NET ASSETS.................     (2,480,416)          10,218,381
NET ASSETS:
Beginning of the Period...............................     83,477,394           73,259,013
                                                          -----------          -----------
End of the Period.....................................    $80,996,978          $83,477,394
                                                          ===========          ===========

CHANGE IN PARTNERSHIP UNITS OUTSTANDING:
Units Issued through Dividend Reinvestment............            301                  379
Units Repurchased.....................................         (1,336)              (8,997)
                                                          -----------          -----------
Decrease in Partnership Units Outstanding.............         (1,035)              (8,618)
                                                          ===========          ===========

 10                                            See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX MONTHS
                                          ENDED                  YEAR ENDED DECEMBER 31,
                                         JUNE 30,    -----------------------------------------------
                                           2008       2007      2006      2005      2004      2003
                                        ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...........................  $503.75     $420.23   $368.67   $345.65   $329.53   $261.82
                                         -------     -------   -------   -------   -------   -------
  Net Investment Income (a)............     3.53        7.27      5.81      4.64      3.43      2.99
  Net Realized and Unrealized
    Gain/Loss..........................   (10.50)      80.21     49.57     19.71     14.06     66.00
                                         -------     -------   -------   -------   -------   -------
Total from Investment Operations.......    (6.97)      87.48     55.38     24.35     17.49     68.99
                                         -------     -------   -------   -------   -------   -------
Less:
  Distributions from Net Investment
    Income.............................     2.50        1.28      1.28      1.28      1.28      1.28
  Distributions from Net Realized
    Gain...............................     2.43        2.68      2.54      0.05      0.09       -0-
                                         -------     -------   -------   -------   -------   -------
Total Distributions....................     4.93        3.96      3.82      1.33      1.37      1.28
                                         -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD.....  $491.85     $503.75   $420.23   $368.67   $345.65   $329.53
                                         =======     =======   =======   =======   =======   =======

Total Return (b).......................   -1.32%*     20.97%    15.12%     7.07%     5.33%    26.44%
Net Assets at End of the Period
  (In millions)........................  $  81.0     $  83.5   $  73.3   $  66.0   $  63.6   $  66.4
Ratio of Expenses to Average Net
  Assets...............................    0.48%       0.46%     0.57%     0.54%     0.72%     0.78%
Ratio of Net Investment Income to
  Average Net Assets...................    1.49%       1.58%     1.49%     1.30%     1.04%     1.05%
Portfolio Turnover.....................       0%*         0%        0%        0%        0%        0%

(a) Based on average units outstanding.

(b) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units at the end of the period, all at NAV. These returns do not reflect the deduction of taxes that a partner would pay on Fund distributions or the redemption of Fund units.

*   Non-Annualized

See Notes to Financial Statements                                             11

VAN KAMPEN EXCHANGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Exchange Fund (the "Fund"), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment management company. The Fund seeks long-term growth of capital. The production of current income is a secondary objective. The Fund commenced investment operations on December 16, 1976.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

    - Level 1--quoted prices in active markets for identical investments

    - Level 2--other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VAN KAMPEN EXCHANGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                              INVESTMENTS IN
VALUATION INPUTS                                                SECURITIES
Level 1--Quoted Prices......................................   $78,539,390
Level 2--Other Significant Observable Inputs................     2,445,000
Level 3--Significant Unobservable Inputs....................           -0-
                                                               -----------
  TOTAL.....................................................   $80,984,390
                                                               ===========

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES The Fund has met the qualification to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, California, and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    At June 30, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $ 4,998,770
                                                              ===========
Gross tax unrealized appreciation...........................  $76,042,841
Gross tax unrealized depreciation...........................      (57,221)
                                                              -----------
Net tax unrealized appreciation on investments..............  $75,985,620
                                                              ===========

VAN KAMPEN EXCHANGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

E. DISTRIBUTION OF INCOME AND GAINS Quarterly distributions to partners are recorded on the record date. Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.

F. CREDITS EARNED ON CASH BALANCES During the six months ended June 30, 2008, the Fund's custody fee was reduced by $826 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide facilities and investment advice to the Fund for an annual fee payable monthly of .30% based on the average daily net assets of the Fund.

    For the six months ended June 30, 2008, the Fund recognized expenses of approximately $10,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Managing General Partner of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2008, the Fund recognized expenses of approximately $5,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For six months ended June 30, 2008, the Fund recognized expenses of approximately $7,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Managing General Partners.

    The Managing General Partners of the Fund instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. Under the Plan, for the Managing General Partners retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Fund during the 1995 calendar year.

    At June 30, 2008, Van Kampen Funds Inc. and Van Kampen Exchange Corp. (both affiliates of the Adviser), as nonmanaging general partners of the Fund, owned 223 and 3,166 units of partnership interest, respectively.

3. PARTNERSHIP UNIT TRANSACTIONS

Partners of the Fund may redeem units any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in

VAN KAMPEN EXCHANGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

securities. The Fund's valuation will determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

4. INVESTMENT TRANSACTIONS

During the period, the Fund did not purchase or sell any investments.

5. NET ASSETS

At June 30, 2008, net assets include the following:

Net paid in capital on units of beneficial interest.........  $ 8,288,120
Net unrealized appreciation on investments..................   72,708,858
                                                              -----------
Total net assets............................................  $80,996,978
                                                              ===========

6. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN EXCHANGE FUND (A CALIFORNIA LIMITED PARTNERSHIP)

MANAGING GENERAL PARTNERS, OFFICERS AND IMPORTANT ADDRESSES

MANAGING GENERAL PARTNERS

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES, INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

NON-MANAGING GENERAL PARTNERS

VAN KAMPEN EXCHANGE CORP.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940.

VAN KAMPEN EXCHANGE FUND

RESULTS OF PARTNER VOTES

The Annual Meeting of the Partners of the Fund was held on June 18, 2008, where partners voted on the election of Managing General Partners. With regard to the election of the following Managing General Partners of the Fund:

                                                                       # OF UNITS
                                                              ----------------------------
                                                              IN FAVOR            WITHHELD
------------------------------------------------------------------------------------------
David C. Arch...............................................  121,043              2,686
Jerry D. Choate.............................................  121,043              2,686
Rod Dammeyer................................................  121,043              2,686
Linda Hutton Heagy..........................................  121,043              2,686
R. Craig Kennedy............................................  121,043              2,686
Howard J Kerr...............................................  121,043              2,686
Jack E. Nelson..............................................  121,043              2,686
Hugo F. Sonnenschein........................................  121,043              2,686
Wayne W. Whalen.............................................  121,043              2,686
Suzanne H. Woolsey..........................................  121,043              2,686

  Van Kampen Exchange Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Exchange Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Exchange Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                  EXCHSAN 8/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-04060P-Y06/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Please refer to Item #1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Exchange Fund


By: /s/ Jerry W. Miller
    -------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    -------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008


By: /s/ Stuart N. Schuldt
    -------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 15, 2008